SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Other Current Assets
Prepayments (including $1,957,201 and $1,813,904 to related parties as of September 30, 2022 and December 31, 2021, respectively)	$ 2,484,824	$ 2,169,095	$ 376,746
Other current assets	22,680	7,618	7,062
Prepayments and other current assets	$ 2,507,504	$ 2,176,713	$ 383,808